                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-65965



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                         VARIABLE ANNUITY ACCOUNT SEVEN

               SUPPLEMENT TO THE PROSPECTUS DATED AUGUST 28, 2006

              POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY

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The following replaces in its entirety the paragraph under "Optional MarketLock
Fee" on page 4:

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the greater of (a) Gross Purchase Payments made in the first two years; or (b) the highest contract anniversary value (less Gross Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period)


The following is added to APPENDIX C of the prospectus:

--------------------------------------------------------------------------------
PROSPECTUS PROVISION           AVAILABILITY OR VARIATION              STATES
--------------------------------------------------------------------------------
Administration Charge        Contract Maintenance Fee is $30.       New Mexico
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










Dated: October 16, 2006



                Please keep this Supplement with your Prospectus.



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